29. EMPLOYEE BENEFIT PLANS (Details 6) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	$ (39,145)	$ (42,092)
1% decrease	49,361	53,148
Pension plans [Member] | Future salary growth [Member]
Disclosure of defined benefit plans [line items]
1% increase	7,572	7,988
1% decrease	(6,919)	(7,457)
Other post-employment benefit plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	(2,471)	(2,786)
1% decrease	3,224	3,588
Other post-employment benefit plans [Member] | Medical and dental trend rates [Member]
Disclosure of defined benefit plans [line items]
1% increase	1,703	2,165
1% decrease	$ (1,280)	$ (1,663)